Share Capital (Details) - USD ($)	Dec. 19, 2024	Dec. 06, 2024	Dec. 31, 2024	Jun. 30, 2024
Share Capital [Line Items]
Aggregate gross proceeds (in Dollars)	$ 1,140,000	$ 7,600,000
Class A Ordinary Shares [Member]
Share Capital [Line Items]
Shares authorized			10,935,000	8,750,000
Shares issued		1,900,000	10,935,000	8,750,000
Additional share purchase	285,000
Class B Ordinary Shares [Member]
Share Capital [Line Items]
Shares authorized				2,500,000
Shares issued			2,500,000	2,500,000